Inst | Fidelity Stock Selector All Cap Fund
Fund Summary Fund/Class: Fidelity® Stock Selector All Cap Fund/Fidelity Advisor® Stock Selector All Cap Fund Institutional
Investment Objective
The fund seeks capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Stock Selector All Cap Fund Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses		Inst Fidelity Stock Selector All Cap Fund Institutional Class
Management fee (fluctuates based on the fund's performance relative to a securities market index)		0.52%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.27%
Total annual operating expenses	[1]	0.79%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Inst Fidelity Stock Selector All Cap Fund Institutional Class
1 year	81
3 years	252
5 years	439
10 years	978

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Allocating the fund's assets among Fidelity equity sector central funds (sector central funds) that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Institutional Class after Institutional Class has been in operation for one calendar year.
Year-by-Year Returns Calendar Years	[1]
[1]	The returns shown above are for Fidelity Stock Selector All Cap Fund, a class of shares of the fund that is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Fidelity Stock Selector All Cap Fund because the classes are invested in the same portfolio of securities. Institutional Class's returns will be lower than Fidelity Stock Selector All Cap Fund's returns to the extent that Institutional Class has higher expenses.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.24%	June 30, 2009
Lowest Quarter Return	-24.39%	December 31, 2008
Year-to-Date Return	22.75%	September30, 2013

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2012
Average Annual Total Returns Inst Fidelity Stock Selector All Cap Fund		Past 1 year	Past 5 years	Past 10 years
Class: Fidelity Stock Selector All Cap Fund Return Before Taxes	[1]	17.93%	0.04%	6.81%
Class: Fidelity Stock Selector All Cap Fund Return After Taxes on Distributions	[1]	17.74%	(0.09%)	6.61%
Class: Fidelity Stock Selector All Cap Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.91%	0.01%	5.98%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		16.00%	1.66%	7.10%
[1]	The returns shown above are for Fidelity Stock Selector All Cap Fund, a class of shares of the fund that is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Fidelity Stock Selector All Cap Fund because the classes are invested in the same portfolio of securities. Institutional Class's returns will be lower than Fidelity Stock Selector All Cap Fund's returns to the extent that Institutional Class has higher expenses.

[1]	The returns shown above are for Fidelity Stock Selector All Cap Fund, a class of shares of the fund that is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Fidelity Stock Selector All Cap Fund because the classes are invested in the same portfolio of securities. Institutional Class's returns will be lower than Fidelity Stock Selector All Cap Fund's returns to the extent that Institutional Class has higher expenses.